Deferred income tax - Additional information (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred income tax
Temporary differences associated with investments in subsidiaries, branches and associates and interests in joint arrangements for which deferred tax liabilities have not been recognised	$ 271.8	$ 277.0